Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,033,670)	$ (758,044)
Total	9,171,106	9,423,713
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	323,282	328,305
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	752,490	765,250
Furniture and leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	31,247	31,285
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	8,316,572	8,457,598
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 781,185	$ 599,319